Consolidated Schedule of Investments

May 31, 2024

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Variable Rate Senior Loan Interests–98.92%(b)(c)(d)
Aerospace & Defense–8.64%
ADB Safegate (ADBAS/CEP IV) (Luxembourg), Term Loan B (3 mo. EURIBOR + 4.75%)	8.69%	10/05/2026	EUR	5,000	$ 5,274,913
FDH Group Acquisition, Inc., Term Loan A (3 mo. SOFR + 6.50%)(e)(f)	11.95%	10/01/2025		$22,136	21,958,597
NAC Aviation 8 Ltd. (Ireland)
Revolver Loan(f)(g)	0.00%	12/31/2026		1,642	1,642,458
Term Loan (1 mo. USD LIBOR + 4.11%)(f)	9.43%	12/31/2026		1,966	0
Term Loan (1 mo. USD LIBOR + 4.11%)(f)	9.43%	12/31/2026		2,008	0
					28,875,968

Automotive–9.96%
Constellation Auto (CONSTE/BCA) (United Kingdom), Second Lien Term Loan B-1 (6 mo. SONIA + 7.50%)	12.69%	07/27/2029	GBP	4,668	4,337,442
DexKo Global, Inc., Revolver Loan(f)(g)	0.00%	10/04/2026		623	618,263
First Brands Group LLC
First Lien Incremental Term Loan (3 mo. EURIBOR + 5.00%)(f)	8.87%	03/30/2027	EUR	1,053	1,137,413
First Lien Incremental Term Loan (3 mo. SOFR + 5.00%)	10.59%	03/30/2027		1,933	1,923,053
Second Lien Term Loan (3 mo. SOFR + 8.50%)	14.14%	03/30/2028		440	430,522
Muth Mirror Systems LLC
Revolver Loan (Acquired 04/23/2019-03/29/2024; Cost $1,695,205)(e)(f)(h)	7.00%	04/23/2025		1,696	1,369,059
Term Loan (Acquired 04/23/2019-03/29/2024; Cost $18,550,139)(e)(f)(h)	7.00%	04/23/2025		18,617	15,023,933
Transtar Industries, Inc., Term Loan A (3 mo. SOFR + 7.40%)(e)(f)	12.75%	01/22/2027		8,500	8,431,622
					33,271,307

Beverage & Tobacco–0.60%
City Brewing Co. LLC
First Lien Term Loan (3 mo. SOFR + 6.25%)(f)	11.57%	04/05/2028		367	371,038
Term Loan (3 mo. Term SOFR + 3.50%)(f)	9.09%	04/05/2028		962	885,557
Term Loan (3 mo. Term SOFR + 3.50%)	8.83%	04/14/2028		963	745,985
					2,002,580

Building & Development–2.96%
Empire Today LLC, Term Loan B (1 mo. SOFR + 5.00%)	10.59%	04/01/2028		2,360	1,712,231
Interior Logic Group, Inc. (Signal Parent), Term Loan B (1 mo. SOFR + 3.50%)	8.93%	04/01/2028		1,057	946,591
LHS Borrow LLC (Leaf Home Solutions), Term Loan (1 mo. SOFR + 4.75%)	10.18%	02/16/2029		1,559	1,502,823
Platea (BC) Bidco AB
Delayed Draw Term Loan B(g)	0.00%	04/02/2031	EUR	96	104,229
Term Loan B (3 mo. EURIBOR + 4.50%)	8.41%	04/02/2031	EUR	479	521,143
Xella (Luxembourg), Term Loan B-4 (3 mo. EURIBOR + 4.18%)	8.08%	04/12/2028	EUR	5,000	5,108,765
					9,895,782

Business Equipment & Services–16.35%
Allied Universal Holdco LLC (USAGM Holdco LLC/UNSEAM), Term Loan (1 mo. EURIBOR + 3.75%)	7.52%	05/12/2028	EUR	94	102,397
Checkout Holding Corp. (Catalina Marketing), Term Loan (3 mo. SOFR + 9.50%)	14.82%	05/10/2027		230	120,773
Cloud Software Group, Inc.
First Lien Term Loan (1 mo. SOFR + 4.50%)	9.93%	03/21/2031		828	833,631
First Lien Term Loan B (1 mo. SOFR + 4.00%)	9.33%	03/30/2029		597	600,303
Constant Contact, Inc.
Delayed Draw Term Loan (3 mo. SOFR + 4.26%)(f)	9.57%	02/10/2028		141	136,482
Delayed Draw Term Loan(f)(g)	0.00%	02/10/2028		282	272,964
CRCI Longhorn Holdings, Inc., Second Lien Term Loan (1 mo. SOFR + 7.25%)	12.68%	08/10/2026		86	84,732

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Business Equipment & Services–(continued)
CV Intermediate Holdco Corp. (Class Valuation)
Delayed Draw Term Loan (3 mo. SOFR + 6.40%)(e)(f)	11.73%	03/31/2026		$8,023	$ 7,982,614
First Lien Term Loan (1 mo. USD LIBOR + 6.40%)(e)(f)	11.73%	03/31/2026		8,261	8,219,724
Revolver Loan (3 mo. Term SOFR + 6.40%)(e)(f)	11.73%	03/31/2026		252	251,080
Revolver Loan(e)(f)(g)	0.00%	03/31/2026		1,009	1,004,319
ION Trading Technologies S.a.r.l. (Luxembourg), Term Loan (3 mo. EURIBOR + 4.25%)	8.15%	04/01/2028	EUR	2,000	2,114,034
Lamark Media Group LLC
Delayed Draw Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	11.16%	10/14/2027		1,509	1,508,836
Revolver Loan(e)(f)(g)	0.00%	10/14/2027		1,019	1,018,623
Term Loan (3 mo. Term SOFR + 5.85%)(e)(f)	11.16%	10/14/2027		6,970	6,969,931
Monitronics International, Inc., Term Loan B (3 mo. SOFR + 7.50%)	13.09%	06/30/2028		6,043	6,031,430
NAS LLC (d.b.a. Nationwide Marketing Group)
Revolver Loan (3 mo. Term SOFR + 6.65%)(e)(f)	11.98%	06/02/2025		460	451,483
Revolver Loan(e)(f)(g)	0.00%	06/02/2025		460	451,482
Term Loan (3 mo. SOFR + 6.65%)(e)(f)	11.98%	06/03/2024		8,739	8,581,973
Term Loan (3 mo. SOFR + 6.65%)(e)(f)	11.98%	06/03/2024		2,737	2,687,707
Term Loan (3 mo. SOFR + 6.65%)(e)(f)	11.98%	06/03/2024		1,660	1,630,338
Prometric Holdings, Inc., Term Loan (1 mo. Term SOFR + 4.85%)	10.19%	01/31/2028		468	470,875
Protect America, Revolver Loan(f)	0.00%	09/01/2024		350	318,474
Solera (Polaris Newco LLC), First Lien Term Loan (1 mo. SONIA + 5.25%)	10.45%	06/02/2028	GBP	1,362	1,668,204
Spin Holdco, Inc., Term Loan (3 mo. SOFR + 4.00%)	9.59%	03/04/2028		334	289,555
UnitedLex Corp., Term Loan (1 mo. USD LIBOR + 5.85%)(f)	11.17%	03/20/2027		927	811,512
					54,613,476

Cable & Satellite Television–8.05%
Altice Financing S.A. (Altice-Int’l) (Luxembourg), Term Loan B (3 mo. EURIBOR + 5.00%)	8.91%	10/31/2027	EUR	538	512,721
Lightning Finco Ltd. (LiveU) (United Kingdom)
Term Loan B-1 (3 mo. SOFR + 5.50%)(e)(f)	11.24%	08/31/2028		18,375	18,375,146
Term Loan B-2 (6 mo. EURIBOR + 5.50%)(e)(f)	9.39%	08/31/2028	EUR	1,886	2,033,884
Numericable-SFR S.A. (France), Term Loan B-14 (3 mo. EURIBOR + 5.50%)	9.41%	08/15/2028	EUR	7,444	5,968,830
					26,890,581

Chemicals & Plastics–4.85%
A-Gas Finco, Inc., Term Loan (3 mo. SOFR + 5.25%)	10.56%	12/14/2029		1,076	1,041,439
Aruba Investments, Inc., First Lien Term Loan (1 mo. SOFR + 4.10%)	9.43%	11/24/2027		139	138,703
Arxada (Herens Holdco S.a r.l./ Lonza) (Switzerland), Term Loan B (3 mo. EURIBOR + 3.93%)	7.83%	07/03/2028	EUR	2,000	2,079,616
Discovery Purchaser Corp. (BES), First Lien Term Loan (3 mo. SOFR + 4.38%)	9.68%	10/04/2029		1,024	1,025,219
Flint Group (ColourOz Inv) (Germany)
PIK Term Loan B, 6.90% PIK Rate, 5.69% Cash Rate(i)	6.90%	12/31/2027		23	4,102
Term Loan (3 mo. SOFR + 8.26%)	13.59%	06/30/2026		3	3,365
Ineos Quattro (STYRO) (United Kingdom), Term Loan B (1 mo. SOFR + 4.35%)	9.68%	04/02/2029		902	904,109
Oxea Corp. (OQ Chemicals), Term Loan B-2 (1 mo. SOFR + 3.60%)	8.91%	10/14/2024		788	735,034
Trinseo Materials Operating S.C.A.
Incremental Term Loan (3 mo. SOFR + 2.76%)	8.11%	05/03/2028		1,575	1,299,210
Term Loan A (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		227	238,739
Term Loan B (3 mo. Term SOFR + 8.50%)	13.81%	05/03/2028		1,669	1,756,766
V Global Holdings LLC
Revolver Loan (1 mo. USD LIBOR + 5.75%)(e)(f)	11.17%	12/22/2025		630	586,880
Revolver Loan(e)(f)(g)	0.00%	12/22/2025		66	61,249
Term Loan (6 mo. Term SOFR + 6.01%)(e)(f)	11.22%	12/22/2027		6,809	6,339,384
					16,213,815

Containers & Glass Products–10.34%
Keg Logistics LLC
Revolver Loan (3 mo. Term SOFR + 6.16%)(e)(f)	11.48%	11/23/2027		1,366	1,278,811
Term Loan A (3 mo. Term SOFR + 6.15%)(e)(f)	11.49%	11/16/2027		20,979	19,636,159

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Containers & Glass Products–(continued)
Keter Group B.V. (Netherlands)
Term Loan (3 mo. EURIBOR + 8.00%)(f)	11.90%	12/31/2024	EUR	111	$ 122,748
Term Loan (3 mo. EURIBOR + 5.00%)	3.89%	12/31/2029	EUR	3,707	3,200,296
Term Loan (3 mo. EURIBOR + 4.75%)	8.61%	12/31/2029	EUR	3,480	3,695,001
Klockner Pentaplast of America, Inc., Term Loan B (6 mo. EURIBOR + 4.73%)	8.64%	02/12/2026	EUR	4,000	3,788,906
LABL, Inc. (Multi-Color), Term Loan (1 mo. EURIBOR+ 5.00%)	8.77%	10/29/2028	EUR	1,783	1,857,846
Libbey Glass LLC, Incremental Term Loan (3 mo. Term SOFR + 6.65%)	11.97%	11/22/2027		$191	184,167
Mold-Rite Plastics LLC (Valcour Packaging LLC), First Lien Term Loan (1 mo. Term SOFR +3.87%)	9.19%	10/04/2028		1,241	777,628
					34,541,562

Ecological Services & Equipment–1.33%
OGF (VESCAP/Obol France 3/PHM) (France), Term Loan B-2 (6 mo. EURIBOR + 4.75%)	8.58%	12/31/2025	EUR	4,000	4,159,342
TruGreen L.P., Second Lien Term Loan (3 mo. SOFR + 8.50)	13.83%	11/02/2028		360	284,106
					4,443,448

Electronics & Electrical–5.81%
CommScope, Inc., Term Loan (1 mo. SOFR + 3.36%)	8.69%	04/06/2026		1,270	1,143,597
GoTo Group, Inc. (LogMeIn)
First Lien Term Loan (1 mo. SOFR + 4.85%)	10.17%	04/30/2028		2,177	2,052,258
Second Lien Term Loan (1 mo. SOFR + 4.85%)	10.17%	04/30/2028		1,330	824,400
Infinite Electronics, Second Lien Term Loan (3 mo. SOFR + 7.26%)	12.59%	03/02/2029		473	406,009
Learning Pool (Brook Bidco Ltd.) (United Kingdom)
Term Loan (3 mo. SONIA + 6.87%)(f)	12.07%	08/17/2028	GBP	577	721,084
Term Loan 1 (3 mo. Term SOFR + 7.00%)(f)	12.32%	08/17/2028		766	741,910
Mavenir Systems, Inc., Term Loan B (3 mo. SOFR + 5.01%)	10.35%	08/18/2028		1,707	1,339,470
Natel Engineering Co., Inc., Term Loan (1 mo. SOFR + 6.25%)	11.69%	04/30/2026		3,233	2,851,517
Native Instruments (Music Creation Group GmbH/APTUS) (Germany), Term Loan B (3 mo. EURIBOR + 6.00%)(f)	9.93%	03/03/2028	EUR	1,270	1,292,754
Quest Software US Holdings, Inc., First Lien Term Loan (3 mo. SOFR + 4.25%)	9.73%	02/01/2029		1,775	1,327,732
Riverbed Technology LLC, Term Loan (3 mo. Term SOFR + 2.50%)	7.81%	07/01/2028		1,590	980,085
Sandvine Corp., Second Lien Term Loan (3 mo. SOFR + 8.00%)	13.33%	11/02/2026		322	128,674
SonicWall U.S. Holdings, Inc., First Lien Term Loan (1 mo. SOFR + 5.00%)	10.31%	05/18/2028		1,075	1,077,729
Utimaco (SGT Ultimate BidCo GmbH) (Germany)
Term Loan B-1 (6 mo. EURIBOR + 6.25%)(f)	10.00%	05/31/2029	EUR	2,932	2,977,607
Term Loan B-2 (3 mo. Term SOFR + 6.68%)(f)	11.99%	05/31/2029		1,646	1,551,691
					19,416,517

Financial Intermediaries–0.03%
Edelman Financial Center LLC (The), Term Loan (j)	-	10/20/2028		93	93,238

Food Products–8.35%
Biscuit Holding S.A.S. (BISPOU/Cookie Acq) (France), Term Loan B (6 mo. EURIBOR + 4.00%)	7.86%	02/15/2027	EUR	2,012	2,057,755
BrightPet (AMCP Pet Holdings, Inc.)
Incremental Term Loan B (3 mo. USD LIBOR + 6.25%)(e)(f)	12.46%	10/05/2026		4,209	4,141,581
Revolver Loan (3 mo. USD LIBOR + 6.25%)(e)(f)	10.39%	10/05/2026		1,214	1,194,242
Revolver Loan(e)(f)(g)	0.00%	10/05/2026		252	248,269
Term Loan (3 mo. USD LIBOR + 6.25%)(e)(f)	11.71%	10/05/2026		4,094	4,028,392
Florida Food Products LLC, Second Lien Term Loan (1 mo. USD LIBOR + 8.11%)(f)	13.44%	10/18/2029		1,028	693,705
Mosel Bidco SE (Alphia) (Germany), Term Loan B (3 mo. SOFR + 5.00%)	10.31%	10/02/2030		795	757,117
Sigma Holdco B.V. (Netherlands), Term Loan B-7 (6 mo Term SOFR + 4.75%)	10.31%	01/02/2028		1	827
Teasdale Foods, Inc., Term Loan (6 mo. Term SOFR + 6.50%)(e)(f)	11.68%	12/18/2025		15,993	14,777,462
					27,899,350

Forest Products–0.31%
NewLife Forest Restoration LLC, Term Loan (1 mo. USD LIBOR + 10.00%)(f)	10.00%	04/10/2029		1,048	1,048,340

Health Care–3.76%
Acacium (Impala Bidco Ltd.) (United Kingdom), Incremental Term Loan B (1 mo. SOFR + 4.75%)(f)	10.16%	06/08/2028		955	902,676

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Health Care–(continued)
Cerba (Chrome Bidco) (France)
Incremental Term Loan C (1 mo. EURIBOR + 4.00%)	7.77%	02/16/2029	EUR	2,000	$ 2,029,726
Incremental Term Loan D (1 mo. EURIBOR + 5.50%)	9.27%	02/16/2029	EUR	2,000	2,115,846
MedAssets Software Intermediate Holdings, Inc. (nThrive TSG), Second Lien Term Loan (1 mo. SOFR + 6.75%)	12.19%	12/17/2029		$638	434,559
SDB Holdco LLC (Specialty Dental Brands)
Delayed Draw Term Loan (1 mo. Term SOFR + 7.10%)(e)(f)	12.41%	03/18/2027		496	496,218
Delayed Draw Term Loan(e)(f)(g)	0.00%	03/18/2027		215	215,014
Term Loan A (1 mo. Term SOFR + 7.10%)(e)(f)	12.41%	03/29/2027		5,835	5,834,782
Veonet Lense GmbH (BLIVEO) (Germany), Incremental Term Loan(j)	-	03/14/2029	EUR	141	153,265
Women’s Care Holdings, Inc., Second Lien Term Loan (3 mo. SOFR + 8.36%)	13.68%	01/12/2029		431	362,599
					12,544,685

Home Furnishings–1.41%
Hilding Anders AB (Sweden)
Term Loan (6 mo. EURIBOR + 5.00%) (Acquired 10/04/2022-04/29/2024; Cost $4,503,350)(h)	8.83%	02/28/2026	EUR	5,249	2,065,393
Term Loan (6 mo. EURIBOR + 10.00%)(f)	13.83%	12/31/2026	EUR	425	450,126
Term Loan (6 mo. EURIBOR + 10.00%) (Acquired 09/26/2023; Cost $542,492)(f)(h)	13.83%	12/31/2026	EUR	513	542,889
Term Loan (Acquired 10/04/2022-04/29/2024; Cost $988,494)(f)(h)	0.00%	02/26/2027	EUR	5,313	0
Serta Simmons Bedding LLC
First Lien Term Loan (3 mo. Term SOFR + 7.61%)(f)	12.94%	06/29/2028		121	120,118
Term Loan (3 mo. Term SOFR + 7.61%)	12.92%	06/29/2028		1,701	1,470,285
Weber-Stephen Products LLC, Incremental Term Loan B (1 mo. SOFR + 4.35%)	9.68%	10/30/2027		72	67,509
					4,716,320

Industrial Equipment–2.82%
Deliver Buyer, Inc. (MHS Holdings), Term Loan (3 mo. SOFR + 5.50%)	10.80%	06/01/2029		1,056	959,494
Discovery Energy Holding Co. (Kohler Energy), Term Loan B (3 mo. SOFR + 4.75%)	10.06%	05/01/2031		825	830,081
Kantar (Summer BC Bidco/KANGRP) (United Kingdom)
Revolver Loan (3 mo. SONIA + 3.50%)(f)	10.57%	06/04/2026		112	103,128
Revolver Loan(f)(g)	0.00%	06/04/2026		2,388	2,196,872
Term Loan B (3 mo. Term SOFR + 5.26%)	10.57%	02/05/2029		1,352	1,358,384
Robertshaw US Holding Corp.
First Lien Term Loan(f)(k)(l)	0.00%	02/28/2027		327	318,487
Revolver Loan (Acquired 11/14/2023-11/22/2023; Cost $229,863)(f)(g)(h)(k)	0.00%	06/24/2027		230	229,719
Second Lien Term Loan (Acquired 05/09/2023-07/14/2023; Cost $286,049)(f)(h)(k)(l)	0.00%	02/28/2027		456	266,596
Third Lien Term Loan (Acquired 05/09/2023; Cost $183,271)(f)(h)(k)(l)	0.00%	02/28/2027		610	356,828
Sulo SAS (France), Term Loan B(j)	-	05/21/2031	EUR	1,000	1,090,475
Tank Holding Corp.
Revolver Loan (1 mo. Term SOFR + 5.85%)(f)	11.17%	03/31/2028		9	8,558
Revolver Loan(f)(g)	0.00%	03/31/2028		167	162,606
Term Loan (1 mo. SOFR + 5.85%)	11.18%	03/31/2028		1,315	1,305,320
Victory Buyer LLC (Vantage Elevator), Second Lien Term Loan (3 mo. SOFR + 7.26%)(f)	12.60%	11/19/2029		258	220,976
					9,407,524

Leisure Goods, Activities & Movies–7.47%
Crown Finance US, Inc., Term Loan (1 mo. SOFR + 1.61%)	7.00%	07/31/2028		2,660	2,699,184
Fitness International LLC, Term Loan B (3 mo. SOFR + 5.25%)(f)	10.68%	02/05/2029		1,100	1,103,616
Parques Reunidos (Piolin Bidco S.A.U.) (Spain)
Revolver Loan (1 mo. EURIBOR + 3.50%)(f)	8.29%	03/16/2026	EUR	2,454	2,647,181
Revolver Loan(f)(g)	0.00%	03/16/2026		5	5,249
Term Loan B-4(j)	-	09/16/2029	EUR	840	914,079
Scenic (Columbus Capital B.V.) (Australia), Term Loan (3 mo. EURIBOR + 3.75%)	7.65%	02/27/2027	EUR	4,200	4,185,822

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Leisure Goods, Activities & Movies–(continued)
USF S&H Holdco LLC
Term Loan A (3 mo. USD LIBOR + 8.00%)(e)(f)	17.25%	06/30/2025		$808	$ 808,166
Term Loan A(e)(f)(g)	0.00%	06/30/2025		1,028	1,028,329
Term Loan B (3 mo. USD LIBOR + 4.90%)(e)(f)	10.20%	06/30/2025		10,437	10,437,296
Vue International Bidco PLC (United Kingdom)
Second Lien Term Loan (1 mo. EURIBOR + 8.50%)	4.03%	12/31/2027	EUR	708	450,427
Term Loan (3 mo. EURIBOR + 8.00%)	11.87%	06/30/2027	EUR	206	235,240
Term Loan (1 mo. EURIBOR + 8.50%)(f)	4.00%	12/31/2027	EUR	438	455,592
					24,970,181

Lodging & Casinos–0.29%
Motel One (One Hotels GmbH) (Germany), Term Loan B (j)	-	04/02/2031	EUR	872	954,750

Nonferrous Metals & Minerals–0.23%
Form Technologies LLC, First Lien Term Loan (3 mo. SOFR + 9.00%)	14.70%	10/22/2025		1,044	774,354

Oil & Gas–1.88%
McDermott International Ltd.
LOC(f)(g)	0.00%	12/31/2026		1,045	956,421
LOC (3 mo. Term SOFR + 5.01%)(f)	10.31%	12/31/2026		327	286,274
LOC(g)	0.00%	06/30/2027		4,083	2,715,389
LOC (3 mo. USD LIBOR + 4.00%)(f)	9.56%	06/30/2027		1,438	754,679
PIK Term Loan, 3.00% PIK Rate, 6.44% Cash Rate(i)	3.00%	12/31/2027		1,155	399,861
Term Loan (3 mo. Term SOFR + 7.77%)(f)	13.09%	12/31/2026		1,049	1,048,643
Term Loan (1 mo. SOFR + 3.00%)	8.44%	06/30/2027		180	101,339
					6,262,606

Publishing–0.91%
Cengage Learning, Inc., Term Loan B (1 mo. SOFR + 4.25%)	9.54%	03/22/2031		986	991,453
Harbor Purchaser, Inc. (Houghton Mifflin Harcourt), First Lien Term Loan B (1 mo. SOFR + 5.25%)	10.70%	04/09/2029		2,115	2,058,500
					3,049,953

Radio & Television–0.22%
iHeartCommunications, Inc., Incremental Term Loan (1 mo. SOFR + 3.25%)	8.69%	05/01/2026		941	732,049
Nexstar Broadcasting, Inc., Term Loan B-4 (1 mo. SOFR + 2.50%)	7.94%	09/18/2026		1	319
					732,368

Surface Transport–0.29%
Hurtigruten Group A/S (Explorer II AS) (Norway), Term Loan A (3 mo. EURIBOR + 8.50%)	12.44%	02/22/2029	EUR	3,500	788,017
Reception Purchaser LLC (STG - XPOI Opportunity), Term Loan (3 mo. Term SOFR + 6.15%)	11.45%	03/24/2028		216	163,652
					951,669

Telecommunications–1.63%
Inmarsat Finance PLC (United Kingdom), Term Loan B (1 mo. SOFR + 4.50%)	9.82%	09/27/2029		703	674,321
MLN US HoldCo LLC (dba Mitel)
Second Lien Term Loan B-1 (3 mo. Term SOFR + 6.80%)	12.13%	10/18/2027		3,739	732,209
Term Loan (3 mo. Term SOFR + 3.46%)	11.87%	10/18/2027		1,610	972,845
Third Lien Term Loan (3 mo. Term SOFR + 9.35%)	14.68%	10/18/2027		1,875	204,630
Telesat LLC, Term Loan B-5 (3 mo. Term SOFR + 3.01%)	8.36%	12/07/2026		1,740	845,926
U.S. TelePacific Corp.
First Lien Term Loan (3 mo. Term SOFR + 1.15%)	6.49%	05/02/2026		1,040	421,248
Third Lien Term Loan(f)	0.00%	05/02/2027		100	0
Zayo Group Holdings, Inc., Incremental Term Loan (1 mo. SOFR + 4.32%)	9.65%	03/09/2027		1,828	1,609,500
					5,460,679

Utilities–0.43%
KAMC Holdings, Inc. (Franklin Energy Group), First Lien Term Loan B (3 mo. SOFR + 4.25%)	9.60%	08/14/2026		332	331,323

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)	Value
Utilities–(continued)
Lightstone Holdco LLC
Term Loan B (1 mo. SOFR + 5.75%)	11.08%	01/29/2027	$1,074	$ 1,049,485
Term Loan C (1 mo. SOFR + 5.75%)	11.08%	01/29/2027	61	59,352
				1,440,160
Total Variable Rate Senior Loan Interests (Cost $362,970,319)				330,471,213

			Shares
Common Stocks & Other Equity Interests–12.97%(m)
Aerospace & Defense–0.29%
IAP Worldwide Services(e)(f)			1,382,229	746,403
IAP Worldwide Services(e)(f)			221,331	221,331
IAP Worldwide Services, Inc. (Acquired 07/18/2014-08/18/2014; Cost $239,759)(f)(h)			220	0
NAC Aviation 8 Ltd. (Ireland)(f)			51,776	0
				967,734

Automotive–0.03%
Cabonline (Acquired 10/30/2023; Cost $2) (Sweden)(f)(h)			2,236,496	213
Cabonline (Sweden)(f)			1,908,761	92
Cabonline (Acquired 10/30/2023; Cost $57,053) (Sweden)(f)(h)			63,547,434	81,518
Muth Mirror Systems LLC(e)(f)			29,146	0
Muth Mirror Systems LLC, Wts.(e)(f)			195,471	0
				81,823

Building & Development–0.00%
Fagus Holdco PLC (Spain)(f)			5,422	0
Lake at Las Vegas Joint Venture LLC, Class A(f)			2,338	0
Lake at Las Vegas Joint Venture LLC, Class B(f)			28	0
				0

Business Equipment & Services–4.12%
Monitronics International, Inc.			116,589	2,471,687
My Alarm Center LLC, Class A (Acquired 03/09/2021-05/17/2024; Cost $4,158,157)(f)(h)			47,743	11,293,105
				13,764,792

Chemicals & Plastics–0.00%
Flint Group (ColourOz Inv) (Germany)(f)			18,948	0

Containers & Glass Products–0.02%
Keter Group B.V. (Netherlands)(f)			371,037,358	403
Libbey Glass LLC			13,797	68,985
				69,388

Electronics & Electrical–0.00%
Riverbed Technology LLC (Acquired 07/03/2023; Cost $5,458)(f)(h)			41,987	5,458

Financial Intermediaries–0.05%
RJO Holdings Corp.(f)			2,144	107,203
RJO Holdings Corp., Class A(f)			1,142	57,114
RJO Holdings Corp., Class B(f)			3,334	33
				164,350

Forest Products–1.28%
NewLife Forest Restoration LLC(f)			30,762	4,274,350

Health Care–0.00%
SDB Holdco, LLC (Specialty Dental Brands), Class A(e)			5,863,446	0

Home Furnishings–0.14%
Serta Simmons Bedding LLC			61,610	469,776

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

				Shares	Value
Industrial Equipment–0.04%
North American Lifting Holdings, Inc.				62,889	$ 139,142

Leisure Goods, Activities & Movies–4.41%
Crown Finance US, Inc.				115,725	2,054,119
Crown Finance US, Inc.				772	13,703
USF S&H Holdco LLC (Acquired 12/02/2019; Cost $8,016,709)(e)(f)(h)				11,114	12,672,521
Vue International Bidco PLC, Class A1 (United Kingdom)(f)				2,084	0
Vue International Bidco PLC, Class A2 (United Kingdom)(f)				1,026,420	1
Vue International Bidco PLC, Class A3 (United Kingdom)(f)				638,918	1
Vue International Bidco PLC, Class A4 (United Kingdom)(f)				445,416	1
					14,740,346

Oil & Gas–1.91%
McDermott International Ltd.(f)				447,919	93,615
Samson Investment Co., Class A (Acquired 03/01/2017; Cost $2,932,743)(f)(h)				163,748	18,012
Southcross Energy Partners L.P. (Acquired 07/29/2014-10/29/2020; Cost $749,269)(f)(h)				72,413	0
Talos Energy, Inc.(n)				466,074	5,597,549
Tribune Resources LLC (Acquired 04/03/2018; Cost $1,915,487)(h)				376,237	665,563
					6,374,739

Radio & Television–0.00%
iHeartMedia, Inc., Class B(f)(n)				42	79

Retailers (except Food & Drug)–0.07%
Claire’s Stores, Inc.				420	6,300
Toys ’R’ Us-Delaware, Inc.(f)				14	0
Vivarte S.A.S.U. (France)(f)				1,220,502	238,375
					244,675

Surface Transport–0.61%
Commercial Barge Line Co.(f)				8,956	971,726
Commercial Barge Line Co., Series B, Wts., expiring 04/30/2045(f)				59,072	36,920
Commercial Barge Line Co., Wts., expiring 04/27/2045(f)				9,414	1,021,419
					2,030,065
Total Common Stocks & Other Equity Interests (Cost $75,306,800)					43,326,717

	Interest Rate	Maturity Date	Principal Amount (000)(a)
Non-U.S. Dollar Denominated Bonds & Notes–10.48%(o)
Automotive–0.36%
Cabonline Group Holding AB (Sweden) (Acquired 10/13/2023; Cost $165,120)(h)(p)	14.00%	03/19/2026	SEK	1,909	185,907
Cabonline Group Holding AB (Sweden) (3 mo. STIBOR + 9.50%) (Acquired 03/24/2022; Cost $784,118)(h)(l)(p)(q)	13.44%	04/19/2026	SEK	7,380	646,949
Cabonline Group Holding AB (Sweden) (Acquired 10/12/2023; Cost $347,109)(h)(p)	14.00%	03/19/2026	SEK	3,818	371,815
					1,204,671

Building & Development–0.03%
Fagus Holdco PLC (Spain)(f)	0.00%	09/05/2029	EUR	89	97,023

Cable & Satellite Television–0.58%
Altice Finco S.A. (Luxembourg)(p)	4.75%	01/15/2028	EUR	2,932	1,945,226

Electronics & Electrical–1.32%
Castor S.p.A. (Italy)(p)	6.00%	02/15/2029	EUR	1,200	1,208,298
Castor S.p.A. (Italy) (3 mo. EURIBOR + 5.25%)(p)(q)	9.19%	02/15/2029	EUR	3,000	3,207,135
					4,415,433

Financial Intermediaries–7.30%
AnaCap (AFE S.A. SICAV-RAIF) (Italy) (3 mo. EURIBOR + 7.50%)(p)(q)	11.34%	07/15/2030	EUR	8,976	5,865,556
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(p)(q)	10.09%	05/01/2026	EUR	3,278	2,510,569
Garfunkelux Holdco 3 S.A. (Luxembourg) (3 mo. EURIBOR + 6.25%)(p)(q)	10.09%	05/01/2026	EUR	1,000	765,884

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

	Interest Rate	Maturity Date	Principal Amount (000)(a)		Value
Financial Intermediaries–(continued)
Garfunkelux Holdco 3 S.A. (Luxembourg)(p)	6.75%	11/01/2025	EUR	4,345	$3,355,904

Sherwood Financing PLC (United Kingdom) (3 mo. EURIBOR + 4.63%)(p)(q)	8.45%	11/15/2027	EUR	4,200	4,153,393

Very Group Funding PLC (The) (United Kingdom)(p)	6.50%	08/01/2026	GBP	5,493	5,874,785

Very Group Funding PLC (The) (United Kingdom)(p)	6.50%	08/01/2026	GBP	1,750	1,871,632

					24,397,723

Food Products–0.28%
Sigma Holdco B.V. (Netherlands)(p)	5.75%	05/15/2026	EUR	900	941,145

Industrial Equipment–0.61%
Summer (BC) Holdco A S.a.r.l. (United Kingdom)(p)	9.25%	10/31/2027	EUR	1,890	2,017,816

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $42,192,457)					35,019,037

				Shares
Preferred Stocks–2.80%(m)
Financial Intermediaries–0.07%
RJO Holdings Corp., Series A-2, Pfd.(f)				649	236,849

Health Care–0.26%
SDB Holdco LLC (Specialty Dental Brands), Pfd.(e)(f)				2,844,928	880,505

Oil & Gas–0.07%
McDermott International Ltd., Pfd.(f)				1,114	222,847

Southcross Energy Partners L.P., Series A, Pfd. (Acquired 05/07/2019-05/09/2019; Cost $285,287)(f)(h)				288,393	1,701

					224,548

Surface Transport–2.40%
Commercial Barge Line Co., Series B, Pfd.(f)				42,058	4,712,599

Commercial Barge Line Co., Series B, Pfd., Wts., expiring 04/27/2045(f)				29,536	3,309,509

					8,022,108

Total Preferred Stocks (Cost $2,831,369)					9,364,010

	Interest Rate	Maturity Date	Principal Amount (000)(a)

Asset-Backed Securities–1.51%
Structured Products–1.51%
Barings Euro CLO DAC, Series 2019-1A, Class ER (Ireland) (3 mo. EURIBOR + 7.21%) (o)(p)(q)	11.12%	04/15/2036	EUR	1,750	1,875,866

Empower CLO Ltd., Series 2023-2A, Class E (Cayman Islands) (3 mo. Term SOFR + 8.25%)(p)(q)	13.58%	07/15/2036		$2,000	2,065,182

Jubilee CLO DAC, Series 2018-21A, Class ER (Ireland) (3 mo. EURIBOR + 6.07%)(o)(p)(q)	9.98%	04/15/2035	EUR	1,021	1,098,296

U.S. Dollar Denominated Bonds & Notes–1.17%
Aerospace & Defense–0.24%
Rand Parent LLC (p)	8.50%	02/15/2030		820	802,258

Building & Development–0.11%
Signal Parent, Inc. (p)	6.13%	04/01/2029		564	373,184

Food Products–0.32%
Teasdale Foods, Inc. (Acquired 12/18/2020-03/29/2024; Cost $2,631,323)(e)(f)(h)	16.25%	06/18/2026		2,686	1,077,155

Telecommunications–0.50%
Windstream Escrow LLC/Windstream Escrow Finance Corp. (p)	7.75%	08/15/2028		1,758	1,653,245

Total U.S. Dollar Denominated Bonds & Notes (Cost $5,586,816)					3,905,842

TOTAL INVESTMENTS IN SECURITIES–127.85% (Cost $494,010,340)					427,126,163

BORROWINGS–(24.54)%					(82,000,000)

OTHER ASSETS LESS LIABILITIES–(3.31)%					(11,032,891)

NET ASSETS–100.00%					$334,093,272

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Investment Abbreviations:

CLO	- Collateralized Loan Obligation
EUR	- Euro
EURIBOR	- Euro Interbank Offered Rate
GBP	- British Pound Sterling
LIBOR	- London Interbank Offered Rate
LOC	- Letter of Credit
Pfd.	- Preferred
PIK	- Pay-in-Kind
SEK	- Swedish Krona
SOFR	- Secured Overnight Financing Rate
SONIA	- Sterling Overnight Index Average
STIBOR	- Stockholm Interbank Offered Rate
USD	- U.S. Dollar
Wts.	- Warrants

Notes to Consolidated Schedule of Investments:

(a)	Principal amounts are denominated in U.S. dollars unless otherwise noted.
(b)

Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.

(c)

Variable rate senior loan interests are, at present, not readily marketable, not registered under the Securities Act of 1933, as amended (the “1933 Act”) and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate (“SOFR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.

(d)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Fund’s use of leverage.
(e)	Acquired through direct lending. Direct loans may be subject to liquidity and interest rate risk and certain direct loans may be deemed illiquid.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	All or a portion of this holding is subject to unfunded loan commitments. Interest rate will be determined at the time of funding.
(h)	Restricted security. The aggregate value of these securities at May 31, 2024 was $46,874,334, which represented 14.03% of the Fund’s Net Assets.
(i)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(j)	This variable rate interest will settle after May 31, 2024, at which time the interest rate will be determined.
(k)	The borrower has filed for protection in federal bankruptcy court.
(l)

Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2024 was $1,588,860, which represented less than 1% of the Fund’s Net Assets.

(m)	Securities acquired through the restructuring of senior loans.
(n)	Non-income producing security.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)

Security purchased or received in a transaction exempt from registration under the 1933 Act. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2024 was $42,790,045, which represented 12.81% of the Fund’s Net Assets.

(q)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2024.

The aggregate value of securities considered illiquid at May 31, 2024 was $245,713,558 which represented 73.55% of the Fund’s Net Assets.

Open Forward Foreign Currency Contracts

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

Currency Risk
07/31/2024	Bank of New York Mellon (The)	EUR	29,670,623	USD	32,340,118	$63,163

06/28/2024	BNP Paribas S.A.	EUR	1,000,000	USD	1,089,063	2,879

06/28/2024	BNP Paribas S.A.	USD	1,265,243	SEK	13,504,900	19,533

06/28/2024	Canadian Imperial Bank of Commerce	USD	5,070,195	GBP	3,989,806	14,424

07/31/2024	Goldman Sachs International	EUR	29,670,623	USD	32,337,270	60,315

06/28/2024	JP Morgan Chase Bank	USD	2,674,191	EUR	2,500,000	41,269

06/28/2024	Morgan Stanley and Co. International PLC	EUR	6,808,228	USD	7,410,292	15,305

06/28/2024	Morgan Stanley and Co. International PLC	USD	4,967,493	GBP	3,908,382	13,359

06/28/2024	Morgan Stanley and Co. International PLC	USD	160	NOK	1,711	3

06/28/2024	Morgan Stanley and Co. International PLC	USD	42,053	SEK	453,676	1,107

07/31/2024	Morgan Stanley and Co. International PLC	EUR	29,227,778	USD	31,813,735	18,525

06/28/2024	Royal Bank of Canada	USD	4,904,494	GBP	3,858,334	12,576

07/31/2024	Royal Bank of Canada	EUR	140,410	USD	153,084	341

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Open Forward Foreign Currency Contracts–(continued)

Settlement Date		Contract to				Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive

07/31/2024	State Street Bank & Trust Co.	EUR	750,000	USD	816,014	$ 132

07/31/2024	State Street Bank & Trust Co.	USD	144,974	GBP	113,877	175

Subtotal–Appreciation						263,106

Currency Risk

06/28/2024	Bank of New York Mellon (The)	USD	32,290,539	EUR	29,670,623	(62,786)

06/28/2024	BNP Paribas S.A.	EUR	28,143,617	USD	30,110,405	(458,738)

06/28/2024	BNP Paribas S.A.	GBP	3,746,405	USD	4,667,657	(106,771)

07/31/2024	BNP Paribas S.A.	SEK	13,593,288	USD	1,275,637	(19,687)

06/28/2024	Canadian Imperial Bank of Commerce	GBP	3,803,168	USD	4,731,416	(115,352)

07/31/2024	Canadian Imperial Bank of Commerce	GBP	3,989,806	USD	5,071,467	(13,984)

06/28/2024	Goldman Sachs International	USD	32,287,572	EUR	29,670,623	(59,819)

06/28/2024	JP Morgan Chase Bank	NOK	1,711	USD	155	(8)

07/31/2024	JP Morgan Chase Bank	EUR	1,250,000	USD	1,359,395	(407)

06/28/2024	Morgan Stanley and Co. International PLC	EUR	27,723,563	USD	29,677,796	(435,091)

06/28/2024	Morgan Stanley and Co. International PLC	SEK	137,477	USD	12,735	(344)

06/28/2024	Morgan Stanley and Co. International PLC	USD	31,764,749	EUR	29,227,778	(18,007)

07/31/2024	Morgan Stanley and Co. International PLC	GBP	3,908,382	USD	4,968,746	(12,920)

07/31/2024	Morgan Stanley and Co. International PLC	NOK	1,711	USD	160	(3)

06/28/2024	Royal Bank of Canada	GBP	4,081,726	USD	5,090,396	(111,367)

07/31/2024	Royal Bank of Canada	GBP	3,858,334	USD	4,905,725	(12,150)

06/28/2024	State Street Bank & Trust Co.	EUR	28,143,616	USD	30,062,589	(506,554)

06/28/2024	State Street Bank & Trust Co.	GBP	125,222	USD	158,799	(784)

06/28/2024	State Street Bank & Trust Co.	SEK	13,821,099	USD	1,261,396	(53,462)

06/28/2024	State Street Bank & Trust Co.	USD	814,766	EUR	750,000	(128)

07/31/2024	State Street Bank & Trust Co.	GBP	19,857	USD	25,253	(57)

Subtotal–Depreciation						(1,988,419)

Total Forward Foreign Currency Contracts						$(1,725,313)

Abbreviations:

EUR	- Euro
GBP	- British Pound Sterling
NOK	- Norwegian Krone
SEK	- Swedish Krona
USD	- U.S. Dollar

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this consolidated schedule.

Invesco Dynamic Credit Opportunity Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings

May 31, 2024

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s (the “Adviser”) assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

 The following is a summary of the tiered valuation input levels, as of May 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Investments in Securities

Variable Rate Senior Loan Interests	$–	$122,927,394	$207,543,819	$330,471,213

Common Stocks & Other Equity Interests	5,597,549	5,889,275	31,839,893	43,326,717

Non-U.S. Dollar Denominated Bonds & Notes	–	34,922,014	97,023	35,019,037

Preferred Stocks	–	–	9,364,010	9,364,010

Asset-Backed Securities	–	5,039,344	–	5,039,344

U.S. Dollar Denominated Bonds & Notes	–	2,828,687	1,077,155	3,905,842

Total Investments in Securities	5,597,549	171,606,714	249,921,900	427,126,163

Other Investments - Assets*

Investments Matured	–	1,041,647	56,092	1,097,739

Forward Foreign Currency Contracts	–	263,106	–	263,106

	–	1,304,753	56,092	1,360,845

Other Investments - Liabilities*

Forward Foreign Currency Contracts	–	(1,988,419)	–	(1,988,419)

Total Other Investments	–	(683,666)	56,092	(627,574)

Total Investments	$5,597,549	$170,923,048	$249,977,992	$426,498,589

*	Forward foreign currency contracts are valued at unrealized appreciation (depreciation). Investments matured are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2024:

	Value 02/29/24	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3*	Transfers out of Level 3*	Value 05/31/24

Variable Rate Senior Loan Interests	$209,861,254	$12,046,825	$(13,339,011)	$119,795	$(1,753,427)	$ 556,442	$2,783,301	$(2,731,360)	$207,543,819

Common Stocks & Other Equity Interests	28,279,026	5,839,402	(2,164,141)	–	9,350	(123,744)	–	–	31,839,893

Preferred Stocks	8,803,530	880,505	–	–	–	(320,025)	–	–	9,364,010

U.S. Dollar Denominated Bonds & Notes	596,036	102,601	–	3,146	–	375,372	–	–	1,077,155

Non-U.S. Dollar Denominated Bonds & Notes	96,643	–	–	–	–	380	–	–	97,023

Investments Matured	307,903	–	(614,173)	–	–	362,362	–	–	56,092

Municipal Obligations	3,173,155	–	(3,859,858)	5,679	–	681,024	–	–	–

Total	$251,117,547	$18,869,333	$(19,977,183)	$128,620	$(1,744,077)	$1,531,811	$2,783,301	$(2,731,360)	$249,977,992

*Transfers into and out of Level 3 are due to increases or decreases in market activity impacting the available market inputs to determine the price.

Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing evaluated prices from a third-party vendor pricing service. A significant change in third-party pricing information could result in a lower or higher value in Level 3 investments.

Invesco Dynamic Credit Opportunity Fund

The following table summarizes the valuation techniques and significant unobservable inputs used in determining fair value measurements for those investments classified as level 3 at period end:

	Fair Value at 05/31/24	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Unobservable Input Used

FDH Group Acquisition, Inc., Term Loan A	$21,958,597	Valuation Service	N/A	N/A	N/A	(a)

Keg Logistics LLC, Term Loan A	19,636,159	Valuation Service	N/A	N/A	N/A	(a)

Lightning Finco Ltd. (LiveU), Term Loan B-1	18,375,146	Valuation Service	N/A	N/A	N/A	(a)

Muth Mirror Systems LLC, Term Loan	15,023,933	Valuation Service	N/A	N/A	N/A	(a)

Teasdale Foods, Inc., Term Loan	14,777,462	Valuation Service	N/A	N/A	N/A	(a)

USF S&H Holdco LLC	12,672,521	Valuation Service	N/A	N/A	N/A	(a)

My Alarm Center LLC, Class A	11,293,105	Valuation Service	N/A	N/A	N/A	(b)

USF S&H Holdco LLC, Term Loan B	10,437,296	Valuation Service	N/A	N/A	N/A	(a)

NAS LLC (d.b.a. Nationwide Marketing Group), Term Loan	8,581,973	Valuation Service	N/A	N/A	N/A	(a)

Transtar Industries, Inc., Term Loan A	8,431,622	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp. (Class Valuation), First Lien Term Loan	8,219,724	Valuation Service	N/A	N/A	N/A	(a)

CV Intermediate Holdco Corp. (Class Valuation), Delayed Draw Term Loan	7,982,614	Valuation Service	N/A	N/A	N/A	(a)

Lamark Media Group LLC, Term Loan	6,969,931	Valuation Service	N/A	N/A	N/A	(a)

V Global Holdings LLC (aka Vertellus), Term Loan	6,339,384	Valuation Service	N/A	N/A	N/A	(a)

SDB Holdco LLC (Specialty Dental Brands), Term Loan A	5,834,782	Valuation Service	N/A	N/A	N/A	(a)

Commercial Barge Line Co., Series B, Pfd.	4,712,599	Valuation Service	N/A	N/A	N/A	(b)

NewLife Forest Restoration LLC	4,274,350	Enterprise Value	N/A	N/A	138.95	(c)

(a)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuations are based on certain methods used to determine market yields in order to establish a discount rate of return given market conditions and prevailing lending standards. Future expected cash flows are discounted back to the present value using these discount rates in the discounted cash flow analysis. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(b)

Securities classified as Level 3 whose unadjusted values were provided by a pricing service and for which such inputs are unobservable. The valuation is based on an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser reviews the valuation reports provided by the valuation service on an on-going basis and monitors such investments for additional information or the occurrence of a market event which would warrant a re-evaluation of the security’s fair valuation.

(c)

The Adviser fair values certain common equity securities using an enterprise value approach that utilizes a multiple of the last twelve months’ earnings before interest, taxes, depreciation and amortization of comparable public companies. The Adviser periodically reviews the financial statements and monitors such investments for additional market information of the occurrence of a significant event which would warrant a re-evaluation of the security’s fair valuation.

Invesco Dynamic Credit Opportunity Fund